Note 4 - Significant Accounting Policies (Details Textual) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Feb. 06, 2024 EUR (€)	Dec. 31, 2023 USD ($) $ / shares	Nov. 30, 2023 € / shares	Mar. 31, 2023 € / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 EUR (€)		Dec. 08, 2022 EUR (€)	Dec. 07, 2022 EUR (€)	Dec. 07, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019
Statement Line Items [Line Items]
Conversion for modified debenture assumption approach model, scenario one occurrence probability	75.00%		75.00%
Conversion for modified debenture assumption approach model, scenario two occurrence probability	12.50%		12.50%
Percentage of taxable income subject to corporate income and trade tax	40.00%		40.00%
Accumulated net loss	€ 384,338
Total equity	€ (85,572)						€ (43,513)	[1]				€ 83,439	€ (5,026)
Special Community Campaign Fund Raising Goal									€ 105,000
Convertible debentures, default risk, percent, over 40 year average period	13.50%		13.50%
Convertible debentures, default probability, percent, over one day period	0.057%		0.057%
Discount rate used in current measurement of fair value less costs of disposal	17.20%		17.20%
Growth rate used to extrapolate cash flow projections	3.00%		3.00%
Founders profit participation rights														64.07%
Sion CGU [member]
Statement Line Items [Line Items]
Recoverable amount of asset or cash-generating unit	€ 54,442
Assets after impairment							€ 13,260
Solar CGU [member]
Statement Line Items [Line Items]
Assets after impairment	13,260
Yorkville Advisors Global LP [member]
Statement Line Items [Line Items]
Notional amount										€ 29,485	$ 31.1
Yorkville Advisors Global LP [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Total borrowings		€ 4,000
Convertible debentures [member]
Statement Line Items [Line Items]
Notional amount	€ 29,485		$ 31.1
Total borrowings | $			$ 31.1
Conversion of debt, conversion price (in dollars per share) | (per share)			$ 1.75	€ 0.25
Conversion of debt, conversion price, percentage of minimum daily volume-weighted average price	96.50%		96.50%	85.00%	85.00%	85.00%
Share price benchmark for monthly conversion of debt (in dollars per share) | $ / shares			$ 0.15
Convertible debt, minimum conversion amount per month | $			$ 2.5
Monthly convertible principal limit, maximum percentage of monthly trading volume	20.00%		20.00%
Monthly convertible principal limit, benchmark | $			$ 5.0
Conversion of debt, conversion price, floor price (in EUR per share) | (per share)			$ 0.15	€ 0.06	€ 0.25	$ 0.006
Convertible debentures [member] | Yorkville [member]
Statement Line Items [Line Items]
Percentage of shares outstanding, maximum limit	4.99%		4.99%
Top of range [member]
Statement Line Items [Line Items]
Percentage of annual taxable income	60.00%		60.00%
Tax income offset against tax loss carry forwards	€ 1,000

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.